INVESTMENT PROPERTIES - Key valuation metrics by country (Details) - Y	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investment Properties:
General period of discounting the expected future cash flows	10 years
Year of application of capitalization rate to the estimated cash flows in that year	11
Income-Producing Properties | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	11.00%	10.75%
Income-Producing Properties | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	10.75%	11.25%
Income-Producing Properties | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	6.25%	6.25%
Income-Producing Properties | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	5.75%	5.75%
Income-Producing Properties | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	7.59%	7.80%
Income-Producing Properties | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	7.48%	7.74%
Canada | Income-Producing Properties | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	8.25%	8.25%
Canada | Income-Producing Properties | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	8.00%	8.00%
Canada | Income-Producing Properties | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	6.50%	6.50%
Canada | Income-Producing Properties | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	5.75%	5.75%
Canada | Income-Producing Properties | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	6.84%	7.17%
Canada | Income-Producing Properties | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	6.17%	6.68%
United States | Income-Producing Properties | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	11.00%	10.75%
United States | Income-Producing Properties | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	10.75%	11.25%
United States | Income-Producing Properties | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	6.25%	6.25%
United States | Income-Producing Properties | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	5.75%	5.75%
United States | Income-Producing Properties | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	7.68%	7.88%
United States | Income-Producing Properties | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	7.30%	7.69%
Germany | Income-Producing Properties | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	9.00%	9.00%
Germany | Income-Producing Properties | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	9.50%	9.50%
Germany | Income-Producing Properties | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	6.50%	7.00%
Germany | Income-Producing Properties | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	5.75%	5.75%
Germany | Income-Producing Properties | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	7.89%	8.03%
Germany | Income-Producing Properties | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	7.91%	8.06%
Austria | Income-Producing Properties | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	10.00%	9.00%
Austria | Income-Producing Properties | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	9.50%	9.50%
Austria | Income-Producing Properties | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	7.75%	8.00%
Austria | Income-Producing Properties | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	8.25%	8.50%
Austria | Income-Producing Properties | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	8.05%	8.33%
Austria | Income-Producing Properties | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	8.53%	8.83%
Netherlands | Income-Producing Properties | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	7.00%	7.50%
Netherlands | Income-Producing Properties | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	7.30%	7.30%
Netherlands | Income-Producing Properties | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	6.25%	6.85%
Netherlands | Income-Producing Properties | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	7.05%	7.15%
Netherlands | Income-Producing Properties | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	6.62%	7.09%
Netherlands | Income-Producing Properties | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	7.17%	7.23%
Other | Income-Producing Properties | Maximum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	9.85%	10.00%
Other | Income-Producing Properties | Maximum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	10.00%	10.50%
Other | Income-Producing Properties | Minimum | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	7.25%	9.00%
Other | Income-Producing Properties | Minimum | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	6.75%	7.35%
Other | Income-Producing Properties | Weighted average | Discount rate
Investment Properties:
Key valuation metrics (as a percent)	8.62%	9.69%
Other | Income-Producing Properties | Weighted average | Terminal capitalization rate
Investment Properties:
Key valuation metrics (as a percent)	8.39%	9.79%